Leases -Summary of Maturity Analysis of The Minimum Lease Payments Receivable (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Leases of Lessor [Abstract]
Within 1 year	¥ 309,190	¥ 187,889
Between 1 and 2 years	285,301	175,751
Between 2 and 3 years	235,744	136,464
Between 3 and 4 years	141,028	75,768
Between 4 and 5 years	95,256	51,172
Above 5 years	2,092	1,253
Total lease payments	1,068,611	628,297
Less: Unrealized finance income	(123,197)	(70,474)
Net investment in the lease	945,414	557,823
Less: Allowance for finance lease receivables	(7,410)	(4,287)
Total	¥ 938,004	¥ 553,536	¥ 155,801